Acquisitions and Other Business Activities (Narrative) (Details) $ in Millions		1 Months Ended		6 Months Ended
	Jul. 14, 2014 shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) ft² item	Jun. 30, 2015 USD ($)	Jul. 01, 2015
Consideration issued for acquisition			$ 38.0
Area of new building space under construction | ft²			126,000
Area of additional building rights | ft²			387,500
Revolving Credit Facility [Member]
Amount borrowed			$ 125.0
Maturity term			5 years
Amount outstanding			$ 175.0
Maximum borrowing capacity			$ 250.0
Solid Concepts Inc [Member]
Ownership percentage	100.00%
Shares issued to settle the first annual installment of the deferred payments, share | shares		118,789
Shares issued to settle the first annual installment of the deferred payments		$ 4.1
Cash paid to settle the first annual installment of the deferred payments		$ 0.5
Potential retention related payments				$ 21.0
Stock Issued During Period, Shares, Acquisitions | shares	978,601
Solid Concepts Inc [Member] | Level 3 [Member]
Fair value of the deferred payments				15.7
Undiscounted amount of the deferred payments				$ 17.1
Increase percentage in share price whose effect on fair value of deferred payments				10.00%
Increase in fair value of deferred payments due to increase of share price				$ 1.6
Decrease percentage in share price whose effect on fair value of deferred payments liability				10.00%
Increase in fair value of deferred payments liability due to decrease of share price				$ 0.4
Solid Concepts Inc [Member] | Retention-related and other payments [Member]
Shares issued to settle the first annual installment of the deferred payments, share | shares		117,591
Shares issued to settle the first annual installment of the deferred payments		$ 4.1
Cash paid to settle the first annual installment of the deferred payments		$ 2.2
MakerBot [Member]
Number of stores | item			3
Rapid Technologies GmbH [Member]
Ownership percentage					100.00%